UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number: 828-758-6100

Date of fiscal year end:  October 31, 2003

Date of reporting period:  April 30, 2003


Item 1.  Report to Stockholders.


                                 BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                         Six Months Ended April 30, 2003

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
================================================================================

TABLE OF CONTENTS

                                                                        Page No.
                                                                        --------

Directors and Officers................................................     1

Letter to Shareholders................................................     2

Statement of Assets and Liabilities...................................     3

Statement of Operations...............................................     4

Statements of Changes In Net Assets...................................     5

Notes to Financial Statements.........................................     6

Financial Highlights..................................................    10

Schedules of Investments:
        I. - Investments in Securities of Unaffiliated Issuers........    11
       II. - Investments  - Other than Securities.....................    28
      III. - Investments in Affiliates................................    29

BMC FUND, INC.
DIRECTORS AND OFFICERS
================================================================================

                                    DIRECTORS

    James T. Broyhill                            Winston-Salem, North Carolina
    Paul H. Broyhill                             Lenoir, North Carolina
    William E. Cooper                            Dallas, Texas
    Lawrence Z. Crockett                         Vero Beach, Florida
    Jan E. Gordon                                Palm Harbor, Florida
    Allene B. Heilman                            Clearwater, Florida
    Gene A. Hoots                                Charlotte, North Carolina
    Michael G. Landry                            Fort Lauderdale, Florida
    John S. Little                               Naples, Florida
    L. Glenn Orr, Jr.                            Winston-Salem, North Carolina

                                    OFFICERS

    Paul H. Broyhill                             President
    M. Hunt Broyhill                             Vice President
    Gene Hendricks                               Vice President and
                                                   Chief Financial Officer
    Michael G. Landry                            Vice President and
                                                   Chief Investment Officer
    Carol Frye                                   Secretary and Treasurer

                                DIRECTOR EMERITUS

    Harry Heltzer                                Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the six months ended April 30, 2003 the Fund paid the following dividends per share:

    December 10, 2002 to shareholders of record November 25, 2002     $ .25
    March 10, 2003 to shareholders of record February 25, 2003          .25
                                                                      -----

    Total                                                             $ .50
                                                                      =====

Schedule I is a listing of all the Fund's diversified securities at April 30, 2003, with a total market value of $112,622,733.

It is our intent to render reports to shareholders each six months.

Paul H. Broyhill, President                     M. Hunt Broyhill, Vice President

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003
================================================================================

ASSETS AT MARKET VALUE:
      Investment securities (cost - $114,678,289)                                        $112,622,733
      Investments in affiliates - wholly owned subsidiaries (equity value $24,230,354)     26,179,775
      Investment in real estate (cost $145,468)                                               350,000
      Cash and short-term investments                                                       1,529,645
      Receivables, principally accrued interest                                               451,067
      Other assets                                                                             28,891
                                                                                         ------------
           Total assets                                                                   141,162,111
                                                                                         ------------
LIABILITIES:
      Notes payable                                                                        10,000,000
      Payable to broker                                                                       234,804
      Accounts payable and accrued expenses                                                    94,950
                                                                                         ------------
            Total liabilities                                                              10,329,754
                                                                                         ------------
NET ASSETS AT APRIL 30, 2003 - EQUIVALENT TO $26.52 PER
      SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING                              $130,832,357
                                                                                         ============
SUMMARY OF SHAREHOLDERS' EQUITY:
      Common stock, par value $5.00 per share - authorized 70,000,000 shares;
         outstanding, 4,933,281 shares                                                   $ 24,666,405
      Retained earnings prior to becoming investment company                               92,939,370
      Undistributed net investment income                                                   5,951,601
      Realized gain on investments                                                          1,981,870
      Undistributed nontaxable gain                                                         5,194,714
      Unrealized appreciation of investments                                                   98,397
                                                                                         ------------
NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                        $130,832,357
                                                                                         ============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003
================================================================================

INVESTMENT INCOME:
  Income:
   Interest-corporate bonds                                           $  480,008
   Other interest and dividends                                        1,577,733
   Equity in earnings of wholly-owned subsidiaries                       697,831
                                                                      ----------
      Total income                                                     2,755,572
                                                                      ----------
  Expenses:
   Legal and professional fees                                            33,413
   Directors' fees (Note 3)                                               15,000
   Bank service charges                                                   33,270
   Interest expense                                                      132,938
   Investment expense                                                     33,493
   Salaries                                                              124,532
   Property and liability insurance                                       11,641
   Depreciation expense                                                    1,173
   Taxes and licenses                                                     22,943
   Rent                                                                    7,050
   Office supplies and expense                                            22,134
   Travel and entertainment                                               38,572
                                                                      ----------
      Total expenses                                                     476,159
                                                                      ----------
       Investment income, net                                          2,279,413
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Realized gain from investment securities sold                       1,981,870
   Change in unrealized appreciation of investments for the period     3,441,568
                                                                      ----------
       Net gain on investments                                         5,423,438
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $7,702,851
                                                                      ==========

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended April 30, 2003 and September 30, 2002
================================================================================

                                                                Six months       Six months
                                                                  ended             ended
                                                                 April 30,      September 30,
                                                                   2003             2002
                                                             ----------------   -------------

INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income                                      $   2,279,413     $   2,707,352
   Net realized gain on investments                               1,981,870           325,375
   Change in unrealized appreciation                              3,441,568       (18,122,131)
                                                              -------------     -------------
       Net increase (decrease) in net assets resulting
           from operations                                        7,702,851       (15,089,404)

Distributions to shareholders from investment income, net        (2,466,640)       (3,107,967)
                                                              -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           5,236,211       (18,197,371)

NET ASSETS AT BEGINNING OF PERIOD                               125,596,146       142,811,288
                                                              -------------     -------------
NET ASSETS AT END OF PERIOD (Including
   undistributed net investment income: 2003 - $5,951,601;
   2002 - $5,595,983                                          $ 130,832,357     $ 124,613,917
                                                              =============     =============

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2003
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, government agency bonds, mutual funds, common and preferred stocks, and other investments, including limited partnerships and venture capital.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2003
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      E. Temporary Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less (repurchase agreements at April 30, 2003) to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    LINE OF CREDIT

      On August 24, 1999, the Company entered into an agreement with a bank for a line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of April 30, 2003, the Company had borrowings of $10,000,000 from this line of credit.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended. Each such independent director is paid an additional $1,000 for each day attending a committee meeting not held in conjunction with a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

4.    CHANGE OF FISCAL YEAR

      The Company changed its fiscal year from March 31 to October 31, beginning with the seven month period ended October 31, 2002. The change was made to facilitate the calculation of capital gain that must be paid by December 31 for the twelve month period ending October 31.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2003
================================================================================

5.    SUPPLEMENTAL PROXY INFORMATION AND 2002 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on August 3, 2002 at Hound Ears Club, Blowing Rock, North Carolina. The meeting was held for the following purposes:

1.    To elect the following 10 directors to serve as follows:

      Director                               Term        Expiring

      James T. Broyhill                     1 year         2003
      Paul H. Broyhill                      1 year         2003
      William E. Cooper                     1 year         2003
      Lawrence Z. Crockett                  1 year         2003
      Jan E. Gordon                         1 year         2003
      Allene B. Heilman                     1 year         2003
      Gene A. Hoots                         1 year         2003
      Michael G. Landry                     1 year         2003
      John S. Little                        1 year         2003
      L. Glenn Orr, Jr.                     1 year         2003


2.    To vote upon such other business as may come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                Votes        Votes       Votes
     Director                    For        Against     Withheld     Abstentions

     James T. Broyhill        4,569,559       120        363,602          --
     Paul H. Broyhill         4,569,559       120        363,602          --
     William E. Cooper        4,569,559       120        363,602          --
     Lawrence Z. Crockett     4,569,559       120        363,602          --
     Jan E. Gordon            4,569,559       120        363,602          --
     Allene B. Heilman        4,569,559       120        363,602          --
     Gene A. Hoots            4,569,559       120        363,602          --
     Michael G. Landry        4,569,559       120        363,602          --
     John S. Little           4,569,559       120        363,602          --
     L. Glenn Orr, Jr.        4,569,559       120        363,602          --

There was no other business voted upon at the Annual Meeting of Shareholders.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2003
================================================================================

5. SUPPLEMENTAL PROXY INFORMATION AND 2002 ANNUAL MEETING OF SHAREHOLDERS (Continued)

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, is primarily responsible for the day-to-day management of the Company's portfolio and has had such responsibility since the inception of the Fund. In addition, a portion of the Company's portfolio is managed by W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $5.6 million of the Fund's portfolio. William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co. Mr. Reaves has held his current position with Reaves & Co. for more than five years.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS

Six Months Ended April 30, 2003, Seven Months Ended October 31, 2002, and Each of the Nine Years in the Period Ended March 31, 2002
================================================================================

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six month period ended April 30, 2003, the seven month period ended October 31, 2002, and each of the nine years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

                                             Six Months  Seven Months
                                               Ended        Ended
PER SHARE OPERATING                          April 30,    October 31,
   PERFORMANCE                                  2003         2002            2002          2001          2000

Net asset value, beginning of period         $   25.46     $   28.95      $   29.44     $   31.84     $   29.01
                                             ---------     ---------      ---------     ---------     ---------
   Net investment income                          0.46          0.59           1.13          1.31          2.11
   Net gains (losses) on investments              1.10         (3.45)         (0.30)        (2.13)         2.11
                                             ---------     ---------      ---------     ---------     ---------
Total from investment operations                  1.56         (2.86)          0.83         (0.82)         4.22
                                             ---------     ---------      ---------     ---------     ---------
Less distributions:
   Dividends from net investment income           0.50          0.56           0.84          1.58          1.10
   Distributions from capital gains               --            0.07           0.48          --            0.29
                                             ---------     ---------      ---------     ---------     ---------
Total distributions                               0.50          0.63           1.32          1.58          1.39
                                             ---------     ---------      ---------     ---------     ---------
Net asset value, end of period               $   26.52     $   25.46      $   28.95     $   29.44     $   31.84
                                             =========     =========      =========     =========     =========
Per share market value, end of period(1)     $   26.00     $   26.00      $   26.00     $   26.00     $   26.00
                                             =========     =========      =========     =========     =========
TOTAL INVESTMENT RETURN(2)                       12.01%       (18.85)%         3.20%        (3.15)%       16.23%
                                             =========     =========      =========     =========     =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $ 130,832     $ 125,596      $ 142,811     $ 145,221     $ 157,057
Ratio of expenses to average net assets(3)        0.74%*        0.71%*         0.62%         0.49%         0.40%
Ratio of net investment income to
   average net assets(3)                          3.56%*        3.78%*         3.91%         4.23%         6.99%
Portfolio turnover rate                          16.59%        31.95%         67.18%        33.65%        94.21%




PER SHARE OPERATING
   PERFORMANCE                                  1999          1998         1997         1996         1995         1994

Net asset value, beginning of period         $   30.55     $   29.33    $   29.40    $   28.23    $   28.02    $   28.59
                                             ---------     ---------    ---------    ---------    ---------    ---------
   Net investment income                          1.04          1.26         1.29         1.22         1.28         1.30
   Net gains (losses) on investments             (0.16)         1.95         0.54         1.69         0.46        (0.46)
                                             ---------     ---------    ---------    ---------    ---------    ---------
Total from investment operations                  0.88          3.21         1.83         2.91         1.74         0.84
                                             ---------     ---------    ---------    ---------    ---------    ---------
Less distributions:
   Dividends from net investment income           1.49          1.14         1.16         1.05         1.20         1.21
   Distributions from capital gains               0.93          0.85         0.74         0.69         0.33         0.20
                                             ---------     ---------    ---------    ---------    ---------    ---------
Total distributions                               2.42          1.99         1.90         1.74         1.53         1.41
                                             ---------     ---------    ---------    ---------    ---------    ---------
Net asset value, end of period               $   29.01     $   30.55    $   29.33    $   29.40    $   28.23    $   28.02
                                             =========     =========    =========    =========    =========    =========
Per share market value, end of period(1)     $   26.00     $   26.00          N/A    $   26.00    $   26.00          N/A
                                             =========     =========    =========    =========    =========    =========
TOTAL INVESTMENT RETURN(2)                        3.38%        12.33%        7.05%       11.17%        6.68%        3.25%
                                             =========     =========    =========    =========    =========    =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $ 143,092     $ 150,705    $ 144,702    $ 145,036    $ 139,248    $ 138,230
Ratio of expenses to average net assets(3)        0.32%         0.27%        0.27%        0.29%        0.30%        0.30%
Ratio of net investment income to
   average net assets(3)                          3.50%         4.18%        4.39%        4.21%        4.55%        4.60%
Portfolio turnover rate                          80.17%        26.98%       31.23%       21.75%       32.29%       22.48%

(1) Unaudited - Based on stock trades, which are very limited, during that year.

(2) Unaudited - Computed as follows: income from operations divided by market value per share times number of shares outstanding.

(3)   Average is computed on a quarterly basis.

*     Annualized

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
April 30, 2003
================================================================================

                                               Coupon                                              Percent
                                              Interest    Maturity     Maturity         Market      of Net
Debt Issuer                                     Rate        Date         Value          Value       Assets

CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
BOEING CO                                       6.350%    06/15/03   $    200,000   $    201,030
CARNIVAL CORP                                   6.150%    10/01/03        158,000        160,897
LEHMAN BROS HLDGS INC                           7.250%    10/15/03      1,000,000      1,026,087
GENERAL MTRS ACCEP CORP                         5.750%    11/10/03        200,000        203,583
CCB FINL CORP                                   6.750%    12/01/03        605,000        622,134
EASTMAN CHEM CO                                 6.375%    01/15/04      1,000,000      1,030,936
OAKWOOD HOMES CORP(1)                           7.875%    03/01/04      1,000,000        195,000
HERTZ CORP                                      7.000%    07/01/04      1,000,000      1,024,725
HILTON HOTELS CORP                              7.000%    07/15/04        430,000        437,306
TEXTRON INC                                     6.375%    07/15/04        200,000        207,479
ALBERTSONS INC                                  6.550%    08/01/04        150,000        156,886
CATERPILLAR FINL SVCS CORP                      6.875%    08/01/04        200,000        212,769
DUKE CAP CORP                                   7.250%    10/01/04        400,000        417,913
DU PONT E I DE NEMOURS & C                      6.750%    10/15/04        200,000        214,456
ELECTRONIC DATA SYS CORP                        6.850%    10/15/04        200,000        209,000
TARGET CORP                                     7.500%    02/15/05        200,000        219,583
UNITED DOMINION RLTY TR MT                      7.730%    04/05/05      1,000,000      1,090,101
RITE AID CORP                                   7.625%    04/15/05      1,000,000        997,500
NATIONAL CITY CORP                              7.200%    05/15/05        200,000        220,272
RYDER SYS INC                                   6.500%    05/15/05        725,000        778,781
CBS CORP                                        7.150%    05/20/05        300,000        328,039
PHILLIPS PETE CO                                8.500%    05/25/05         50,000         56,465
COX COMMUNICATIONS INC NEW                      6.875%    06/15/05        300,000        327,899
ENRON CORP(1)                                   6.750%    07/01/05        300,000           --
WORLDCOM INC GA(1)                              6.400%    08/15/05        200,000         56,500
SPRINT CAP CORP                                 7.125%    01/30/06         80,000         84,400
FORD MOTOR CR CO                                6.875%    02/01/06         95,000         98,278
PAINE WEBBER GROUP INC                          6.750%    02/01/06        800,000        886,921
PHILIP MORRIS COS INC                           6.375%    02/01/06      1,000,000      1,007,105
PROGRESS ENERGY INC                             6.750%    03/01/06        100,000        110,304
FEDERAL RLTY INVT TR MTN                        6.990%    03/10/06        500,000        544,215
CONTINENTAL CABLEVISION IN                      8.300%    05/15/06        300,000        339,226
KEYCORP NEW                                     7.500%    06/15/06        500,000        569,652
AVALON BAY CMNTYS INC                           6.800%    07/15/06        500,000        556,529
TIME WARNER INC                                 8.110%    08/15/06        150,000        167,017
BANK OF AMERICA CORPORATION                     7.125%    09/15/06        200,000        227,753
FIRST NATL BK BOSTON MASS                       7.375%    09/15/06        500,000        568,905
SEAGRAM LTD                                     8.350%    11/15/06        590,000        460,231
UNITED DOMINION REALTY TR                       7.250%    01/15/07        500,000        541,534
NORFOLK SOUTHERN CORP                           7.350%    05/15/07        150,000        171,695
TELUS CORP                                      7.500%    06/01/07         60,000         66,600
OWENS CORNING(1)                                7.700%    05/01/08        660,000        174,900
                                                                     ------------   ------------
TOTAL INVESTMENTS IN
  CORPORATE BONDS AND GOVERNMENT AGENCIES                            $ 17,903,000   $ 16,970,606    12.97%
                                                                     ============   ------------    -----

(1)   In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                Percent
                                      Shares                        Market       of Net
Company Name                           Held           Cost          Value        Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO          140,000.00   $    639,718   $    719,600
DODGE & COX INCOME FD COM            25,925.84        320,460        336,258
DREYFUS INVT GRADE BD INTE           39,799.07        515,000        520,572
FEDERATED ADJ RATE SEC INS           21,093.08        203,124        203,337
FEDERATED HIGH YIELD SH BE          186,743.98      1,008,572      1,068,175
FREMONT MUT FDS INC INCOME           26,622.20        279,245        282,994
HARBOR FD BD FD                      28,272.58        332,000        339,554
ING PRIME RATE TR SH BEN I          134,600.00        913,390        940,854
LIBERTY STEIN ROE INCM INT           32,556.18        290,349        293,006
LOOMIS SAYLES FDS BD FD              45,441.27        518,414        548,476
NEUBERGER & BERMAN INC LTD           63,974.26        622,480        620,550
NICHOLAS INCOME FUND INC COM        505,050.51      1,000,000      1,070,707
NORTHEAST INVS TR SH BEN I          145,348.84      1,000,000      1,039,244
PIMCO FUNDS PAC INVT HIGH YIELD     116,458.56      1,011,022      1,081,900
PIMCO FDS PAC INVT MGM REA           15,613.43        163,004        176,432
PIMCO FDS PAC INVT MGM REA           53,842.76        565,138        608,423
PIMCO STRATEGIC GBL GV COM           20,000.00        237,165        237,800
TEMPLETON GLOBAL INCM COM            77,000.00        555,984        611,380
VAN KAMPEN SR INCM TR COM           130,000.00        935,796        993,200
VANGUARD BD INDEX FD COM                 94.09            956            981
VANGUARD BD INDEX FD INT T           25,743.98        265,274        280,867
VANGUARD BD INDEX FD S-T B           62,480.86        623,523        647,927
VANGUARD BD INDEX FD TTL B           26,314.94        266,337        274,465
VANGUARD FXD INC SECS HI Y                0.09              1              1
VANGUARD FXD INC SECS HIYL            2,900.48         17,202         17,954
VANGUARD FXD INC SECS INFL          105,093.37      1,182,081      1,265,324
VANGUARD FXD INC SECS INT            28,467.17        275,373        291,503
VANGUARD FXD INC SECS INTE                1.77             20             21
VANGUARD FXD INC SECS INV                 0.81              7              8
VANGUARD FXD INC SECS ST C           59,012.82        634,935        640,289
                                                 ------------   ------------
   TOTAL BOND MUTUAL FUNDS                       $ 14,376,570   $ 15,111,802     11.55%
                                                 ------------   ------------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                  Percent
                                      Shares                         Market        of Net
Company Name                           Held           Cost           Value         Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
ABERDEEN AUSTRALIA EQT COM           88,100.00   $    544,455    $   561,197
ARIEL GROWTH FD CALV ARIEL            3,632.90        145,448        120,758
CORNERSTONE GROUP FDS SMAL           39,782.98        427,671        404,593
DIAMONDS TR UNIT SER 1                  600.00         51,126         50,916
DODGE & COX STK FD COM                1,561.74        163,350        138,839
DODGE&COX BALANCED FD COM             3,092.21        203,180        190,758
EUROPEAN WT FD INC COM               10,000.00         39,200         21,100
FPA FUNDS TR FPA CRESCENT             5,917.86        101,401        106,403
GERMANY FD INC COM                   12,000.00         89,229         60,240
GMO TR FOREIGN II                    63,399.25        656,086        605,463
GMO TR INTL INT VL II                19,276.42        360,854        333,675
GMO TR REIT FD CL III                45,185.48        507,429        503,818
GMO TR SML CP VAL III                22,339.25        286,360        241,934
GMO TR VALUE III                     33,347.75        253,630        242,772
HARRIS ASSOC INVT TR OAKMA            2,715.45        100,302         83,989
ISHARES TR DJ CON NON CYCL            3,000.00        144,210        119,700
ISHARES TR DJ US HEALTHCR             1,000.00         62,920         50,700
ISHARES TR MSCI EAFE IDX              4,200.00        520,186        419,202
ISHARES TR RUSL 2000 VALU             2,500.00        270,675        289,600
ISHARES TR S&P MIDCAP 400               450.00         49,225         39,469
ISHARES TR S&P MIDCP GROW             1,000.00        115,990         93,760
ISHARES TR S&P SMLCP VALU             1,000.00         97,620         72,600
MERGER FD SH BEN INT                  6,922.01        101,383         96,839
MERIDIAN FD INC VALUE FD              3,505.03        115,000        100,945
MEXICO FD INC COM                    17,226.00        321,937        218,770
NASDAQ 100 TR UNIT SER 1             37,700.00      1,242,750      1,034,865
NEW IRELAND FUND INC                 15,000.00        159,440        151,800
OIL SVC HOLDRS TR DEP RECPTS          2,000.00        114,340        110,300
PBHG FDS INC MID CAP VAL              8,971.23        135,000        117,613
PHARMACEUTICAL HLDR TR DEP            1,500.00        150,840        115,110
REGIONAL BK HOLDRS TR DEPO            1,400.00        163,553        145,180
ROWE T PRICE CAP APPRE SH            10,519.70        155,179        152,956
ROYCE FD LOW PRICED                   4,805.96         60,096         47,195
ROYCE FD TOTAL RETURN                 9,973.12         90,793         85,669
ROYCE VALUE TR INC COM               17,050.00        273,209        229,323
SECTOR SPDR TR SBI INT-ENE           10,000.00        288,600        221,300
SECTOR SPDR TR SBI INT-TECH           5,000.00         78,650         78,050
SECTOR SPDR TR SBI INT-UTI            4,000.00        112,080         79,960
SEMICONDUCTOR HLDRS TR DEP            7,000.00        168,380        184,730
SPAIN FD COM                         15,200.00        134,604        110,656
SPDR TR UNIT SER 1                   11,100.00      1,185,684      1,006,121
SWISS HELVETIA FD INC COM            24,246.00        274,783        238,823

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                  Percent
                                      Shares                         Market        of Net
Company Name                           Held           Cost           Value         Assets

MUTUAL FUNDS:
TEMPLETON DRAGON FD COM              12,000.00       $ 99,844    $    107,520
TRI CONTL CORP COM                    5,000.00         97,000          69,750
TWEEDY BROWNE FD INC GLOBA            7,824.63        153,541         121,282
VANGUARD HORIZON FD CAP OP            4,472.38        100,058          81,308
VANGUARD HORIZON FD STRATE            6,935.60        106,714          96,127
VANGUARD SPECIALIZED PRECI           10,511.79        104,950         104,487
VANGUARD WHITEHALL FDS SEL            9,844.33        142,314         113,308
VANGUARD WORLD FD INTL GR             6,007.50        253,811         235,794
WASATCH ADVISORS FDS CORE             4,690.50        160,777         127,394
WASATCH ADVISORS FDS MICRO           18,490.52        105,000         102,068
WEXFORD TR MUHLENKAMP FD              2,836.58        165,000         132,043
                                                 ------------    ------------
   TOTAL STOCK MUTUAL FUNDS                        12,005,857      10,568,772      8.08%
                                                 ------------    ------------     -----
TOTAL INVESTMENTS IN MUTUAL FUNDS                $ 26,382,427    $ 25,680,574     19.63%
                                                 ============    ------------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                Market      Percent of
Company Name                                       Cost         Value       Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAY HARBOUR 90-1, LP                           $ 1,250,000   $ 1,020,406
JMG CAPITAL PARTNERS LP                          1,000,000     1,942,465
MARINER PARTNERS, LP                               750,000     1,178,519
STARK INVESTMENTS LP                             1,000,000     1,861,813
WALNUT INVESTMENT PARTNERS LP                      161,525       100,000
ZURICH INSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE HEDGE SERIES                     1,620,000     1,914,660
   -DISTRESSED SECURITIES SERIES                 1,400,000     1,444,755
   -EVENT DRIVEN MULTI-STRATEGY SERIES           2,140,000     2,036,030
   -HEDGED EQUITY SERIES                         1,240,000     1,058,385
   -MERGER ARBITRAGE SERIES                      1,600,000     1,593,070
                                               -----------   -----------
                                                12,161,525    14,150,103      10.82%
                                               -----------   -----------      -----

OTHER INVESTMENTS:
"SERVES "CERTIFICATES-BANK OF AMERICA              500,000       500,000       0.38%
                                               -----------   -----------      -----

VENTURE CAPITAL:
LEARNINGSTATION.COM                                500,000       300,000
PIEDMONT VENTURE PARTNERS                           97,333        75,000
PIEDMONT VENTURE PARTNERS II LP                    239,864       150,000
                                               -----------   -----------
                                                   837,197       525,000       0.40%
                                               -----------   -----------      -----

TOTAL OTHER INVESTMENTS                        $13,498,722   $15,175,103      11.60%
                                               ===========   -----------      -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                                            Percent
Sectors and                 Shares                                                          Market           of Net
Industries                   Held         Company Name                     Cost             Value            Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Apparel & Accessories        4,000   CHICOS FASHIONS INC COM           $     89,476     $     93,960
                                                                       ------------     ------------

Automobile
Manufacturers                5,000   HONDA MOTOR LTD AMERN SHS              109,100           83,400
                                                                       ------------     ------------

Auto Parts & Equipment       3,000   AUTOZONE INC COM                       226,000          239,230
                            35,300   DELPHI AUTO SYS CORP COM               303,516          296,520
                                                                       ------------     ------------
                                                                            529,516          535,750
                                                                       ------------     ------------

Broadcasting & Cable TV        750   CLEAR CHANNEL COMMUN COM                42,583           29,332
                            10,000   FOX ENTMT GROUP INC CL A               255,243          252,000
                             2,500   XM SATELLITE RADIO HLD                  21,851           21,625
                                                                       ------------     ------------
                                                                            319,677          302,957
                                                                       ------------     ------------

Computer
& Electronics Retail         7,800   BEST BUY INC COM                       202,088          267,024
                                                                       ------------     ------------

Department Stores            8,100   SEARS ROEBUCK & CO COM                 287,314          229,554
                             1,325   WAL MART STORES INC COM                 69,778           74,624
                                                                       ------------     ------------
                                                                            357,092          304,178
                                                                       ------------     ------------

Homebuilding                 3,000   PULTE HOMES INC COM                    165,521          168,270
                                                                       ------------     ------------

Home Improvement Retail      1,500   HOME DEPOT INC COM                      45,330           42,195
                             2,700   LOWES COS INC COM                      123,023          118,503
                                                                       ------------     ------------
                                                                            168,353          160,698
                                                                       ------------     ------------

Housewares &
Specialties                 50,000   WATERFORD WEDGEWOOD                    179,498          147,500
                                                                       ------------     ------------

Leisure Products             3,000   BALLY TOT FITNESS HLDG COM              62,020           19,050
                           150,600   HEAD NV NY REGISTRY SH                 378,412          298,188
                                                                       ------------     ------------
                                                                            440,432          317,238
                                                                       ------------     ------------

Movies & Entertainment       6,000   NETFLIX COM INC COM                     78,650          136,800
                                                                       ------------     ------------

Restaurants                 30,300   MCDONALDS CORP COM                     733,755          515,755
                                                                       ------------     ------------

Textiles                    21,000   WELLMAN INC COM                        255,058          240,240
                                                                       ------------     ------------

   TOTAL CONSUMER DISCRETIONARY                                           3,628,216        3,273,770         2.50%
                                                                       ------------     ------------        -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                                            Percent
Sectors and                 Shares                                                          Market           of Net
Industries                   Held         Company Name                     Cost             Value            Assets

CONSUMER STAPLES
Brewers                      2,500   CONSTELLATION BRANDS CL A         $     76,075     $     67,025
                                                                       ------------     ------------

Drug: Retail                12,000   CVS CORP COM                           324,480          290,520
                                                                       ------------     ------------

Food: Retail                18,400   ALBERTSONS INC COM                     505,759          365,424
                            30,088   KONINKLIJKE AHOLD N V SPON             577,433          138,706
                            10,000   KROGER CO COM                           89,595          141,000
                                                                       ------------     ------------
                                                                          1,172,787          645,130
                                                                       ------------     ------------

Food Distributors           12,300   NESTLE S A SPONSORED ADR               201,834          626,894
                                                                       ------------     ------------

Packaged Foods               4,421   DEL MONTE FOODS CO COM                  35,875           35,147
                             9,900   HEINZ H J CO COM                       330,971          295,812
                             4,000   HORMEL FOODS CORP COM                   86,060           91,040
                                                                       ------------     ------------
                                                                            452,906          421,999
                                                                       ------------     ------------

Personal Products            4,000   COLGATE PALMOLIVE CO COM               226,120          226,680
                             7,000   JOHNSON & JOHNSON COM                  307,581          394,170
                                                                       ------------     ------------
                                                                            533,701          620,850
                                                                       ------------     ------------

Soft Drinks                  8,100   PEPSICO INC COM                        302,925          345,038
                                                                       ------------     ------------

   TOTAL CONSUMER STAPLES                                                 3,064,708        3,017,456         2.31%
                                                                       ------------     ------------        -----

ENERGY
Integrated Oil & Gas         7,500   BP PLC SPONSORED ADR                   365,447          289,050
                             1,000   CHEVRONTEXACO CORP COM                  76,220           62,810
                             8,546   CONOCOPHILLIPS COM                     488,069          429,864
                            19,304   EXXON MOBIL CORP COM                   453,858          677,226
                             5,000   IMPERIAL OIL LTD COM NEW               128,354          151,300
                             2,000   KERR MCGEE CORP COM                     93,440           84,220
                            17,000   PETROCHINA CO LTD SPONSORE             341,060          395,590
                            13,000   ROYAL DUTCH PETE CO NY REG             691,707          531,440
                            10,200   SHELL TRANS&TRAD PLC NEW Y             431,380          368,118
                             5,500   TOTAL FINA S A SPONSORED A             406,260          361,350
                                                                       ------------     ------------
                                                                          3,475,795        3,350,968
                                                                       ------------     ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                                            Percent
Sectors and                 Shares                                                          Market           of Net
Industries                   Held         Company Name                     Cost             Value            Assets

Oil & Gas Exploration        1,000   AMERADA HESS CORP COM             $     72,020     $     45,150
                             2,000   ANADARKO PETE CORP COM                  89,314           88,800
                             2,000   DEVON ENERGY CORP NEW COM               93,622           94,500
                            38,000   ENERPLUS RES FD UNIT TR G              609,954          761,900
                             1,300   MURPHY OIL CORP COM                     55,514           54,145
                                                                       ------------     ------------
                                                                            920,424        1,044,495
                                                                       ------------     ------------

Oil & Gas Drilling           3,500   BAKER HUGHES INC COM                   115,185           98,000
                             3,000   GLOBALSANTAFE CORP SHS                 104,114           63,480
                                                                       ------------     ------------
                                                                            219,299          161,480
                                                                       ------------     ------------

Oil & Gas Refining          17,500   ASHLAND INC COM                        488,935          518,875
& Marketing                  3,000   VALERO ENERGY CORP NEW COM             107,610          110,250
                                                                       ------------     ------------
                                                                            596,545          629,125
                                                                       ------------     ------------

Pipeline                     8,200   BUCKEYE PARTNERS L P UNIT              265,823          296,430
                             4,450   CHESAPEAKE UTILS CORP COM               72,150           88,155
                            14,000   EL PASO ENERGY PART LP COM             470,956          480,760
                             3,000   KANEB PIPE LINE PARTNR SR              114,360          119,220
                            11,000   KINDER MORGAN ENERGY UT LT             375,456          430,210
                            23,000   ONEOK INC NEW COM                      412,375          436,310
                            15,500   TEPPCO PARTNERS L P UT LTD             441,352          503,130
                                                                       ------------     ------------
                                                                          2,152,472        2,354,215
                                                                       ------------     ------------

   TOTAL ENERGY                                                           7,364,535        7,540,283         5.76%
                                                                       ------------     ------------

FINANCIALS
Banks                       19,069   ABN AMRO HOLDINGS ADR                  287,970          315,401
                            12,900   AMSOUTH BANCORPORATION COM             235,099          271,545
                            18,900   BANCO SANTANDER CENTRAL HI             174,310          148,554
                             3,900   BARCLAYS PLC ADR                       124,642          109,278
                             7,100   BB&T CORP COM                          233,022          231,460
                             1,550   COMERICA INC COM                        94,626           67,441
                             3,750   FIRST BANCORP P R COM                   84,551          115,763
                             1,000   GOLDEN WEST FINL DEL COM                60,520           75,420
                             3,000   INDYMAC BANCORP INC COM                 76,216           66,840
                             1,900   NATIONAL AUSTRALIA BK SPON             173,310          193,420
                             4,300   SAN PAOLO-IMI S P A SPONSO             109,605           70,950
                            13,700   US BANCORP DEL COM NEW                 232,933          303,455
                             5,000   WACHOVIA CORP 2ND NEW COM              153,250          185,800
                            17,300   WASHINGTON MUT INC COM                 567,578          678,350
                             3,000   WELLS FARGO & CO DEL COM                84,269          142,230
                                                                       ------------     ------------
                                                                          2,691,901        2,975,907
                                                                       ------------     ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                                            Percent
Sectors and                 Shares                                                          Market           of Net
Industries                   Held         Company Name                     Cost             Value            Assets

Consumer Finance            10,000   AMERICREDIT CORP COM              $     63,760     $     61,900
                            16,000   ANNALY MTG MGMT INC COM                301,220          304,000
                            20,000   ANWORTH MORTGAGE ASSET COM             233,900          279,600
                             7,000   CAPITAL ONE FINL CORP COM              258,201          275,590
                             2,000   RADIAN GROUP INC COM                    67,540           77,700
                                                                       ------------     ------------
                                                                            924,621          998,790
                                                                       ------------     ------------

Diversified Financial       16,800   ALLIANCE CAP MGMT HLDGS                558,643          535,059
Services                    13,900   ALLIED CAP CORP COM                    305,718          292,221
                             8,133   CITIGROUP INC COM                      295,171          319,220
                             3,000   FACTSET RESH SYS INC COM                99,666          102,150
                             3,000   FIRST AMERN CORP CALIF COM              63,090           73,350
                            10,950   FRIEDMAN BILLINGS RAMSEY                99,000          120,231
                             5,100   HSBC HLDGS PLC SPON ADR NE             291,220          278,919
                            15,700   ING GROEP N V SPONSORED AD             423,785          256,224
                            20,000   INSTINET GROUP INC COM                  98,668           68,400
                             2,000   MBNA CORP COM                           36,920           36,800
                             2,000   NATIONAL COMMERCE FINANCIA              45,320           40,680
                             2,200   UBS AG NAMEN AKT                       109,760          104,390
                                                                       ------------     ------------
                                                                          2,426,961        2,227,644
                                                                       ------------     ------------

Insurance                   21,542   AEGON N V ORD AMER REG                 419,585          221,452
                            17,300   AXA SPONSORED ADR                      317,834          262,787
                             1,400   FIDELITY NATL FINL INC COM              36,064           48,160
                             2,000   TRIAD GTY INC COM                       77,140           79,800
                                                                       ------------     ------------
                                                                            850,623          612,199
                                                                       ------------     ------------

Insurance Brokers            4,000   AFLAC INC COM                          110,080          130,840
                                                                       ------------     ------------

Multi Line Insurance         1,800   AMERICAN INTL GROUP COM                140,148          104,310
                             7,500   CIGNA CORP COM                         462,128          392,250
                                                                       ------------     ------------
                                                                            602,276          496,560
                                                                       ------------     ------------

REITs                        1,000   AVALONBAY CMNTYS INC COM                50,490           39,890
                             4,000   BOSTON PROPERTIES INC COM              147,670          156,800
                             6,700   BRE PROPERTIES INC CL A                157,948          206,025
                                71   CORRECTIONS CP AM NEW COM                 --              1,509
                            10,000   DUKE WEEKS REALTY CORP COM             237,400          274,000
                             5,500   EQUITY RESIDENT PPTYS SH B             145,795          142,505
                            10,000   GETTY REALTY CORP NEW COM              185,058          198,900
                             4,000   HEALTH CARE REIT INC COM                98,560          113,880
                             4,600   HOSPITALITY PPTYS TR COM S              98,069          131,376

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                                            Percent
Sectors and                 Shares                                                          Market           of Net
Industries                   Held         Company Name                     Cost             Value            Assets

                            25,000   HRPT PROPERTIES TRUST             $    212,510     $    225,750
                             7,300   KILROY RLTY CORP COM                   152,564          181,186
                             5,100   KIMCO REALTY CORP COM                  124,448          184,620
                             5,000   MILLS CORP COM                         141,180          159,800
                             5,000   PLUM CREEK TIMBER CO COM               115,800          116,300
                             6,000   PUBLIC STORAGE INC COM                 208,890          192,900
                             4,800   SIMON PPTY GROUP NEW COM               130,092          176,256
                             6,000   SOVRAN SELF STORAGE COM                137,595          176,160
                             4,000   VORNADO REALTY TR SH BEN INT           144,772          152,000
                             5,000   W P CAREY & CO LLC COM                 114,600          132,500
                                                                       ------------     ------------
                                                                          2,603,441        2,962,357
                                                                       ------------     ------------

   TOTAL FINANCIALS                                                      10,209,903       10,404,297         7.95%
                                                                       ------------     ------------        -----

HEALTH CARE
Biotechnology                6,000   ALBANY MOLECULAR RESH COM              156,831           69,360
                            15,000   AMGEN INC COM                          854,551          915,000
                             3,000   BECKMAN COULTER INC                     89,220          100,110
                             6,000   HUMAN GENOME SCIENCES COM              132,600           70,020
                             5,500   SERONO S A SPONSORED ADR               124,705           74,690
                                                                       ------------     ------------
                                                                          1,357,907        1,229,180
                                                                       ------------     ------------

Health Care Distributors     4,000   AMERICAN HEALTHWAYS COM                 78,480           99,000
& Services                   5,000   APRIA HEALTHCARE GROUP COM             115,016          117,250
                             6,400   CARDINAL HEALTH INC COM                262,902          350,492
                             7,900   DYNACQ INTL INC COM                    111,391          101,673
                             3,000   FIRST HEALTH GROUP CP COM               87,990           75,120
                             4,400   LABORATORY AMER HLDGS COM              176,210          129,624
                             5,500   LINCARE HLDGS INC COM                  181,580          167,035
                             2,000   QUEST DIAGNOSTICS INC COM              116,540          113,600
                             3,000   RENAL CARE GROUP INC COM                98,880           97,200
                             2,000   STERICYCLE INC COM                      73,384           75,100
                             2,000   UNITED HEALTH GROUP INC COM            179,460          180,260
                                                                       ------------     ------------
                                                                          1,481,833        1,506,354
                                                                       ------------     ------------

Health Care Facilities       2,000   HCA INC COM                             82,840           64,200
                             7,000   MANOR CARE INC NEW COM                 161,280          134,400
                             2,000   NATIONAL HEALTHCARE COM                 41,640           37,400
                                                                       ------------     ------------
                                                                            285,760          236,000
                                                                       ------------     ------------

Health Care Equipment        2,500   BAXTER INTL INC COM                    141,675           55,750
                             2,000   DENTSPLY INTL INC NEW COM               72,438           74,700
                             3,000   GUIDANT CORP COM                        98,340          116,970

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                                            Percent
Sectors and                 Shares                                                          Market           of Net
Industries                   Held         Company Name                     Cost             Value            Assets

                             1,000   MEDTRONIC INC COM                 $     45,990     $     47,740
                             3,000   POSSIS MEDICAL INC COM                  53,592           52,650
                             2,500   SURMODICS INC COM                       78,130           90,550
                                                                       ------------     ------------
                                                                            490,165          438,360
                                                                       ------------     ------------

Health Care Supplies         2,000   COOPER COS INC NEW                      52,320           54,500
                             8,000   MENTOR CORP MINN COM                   151,270          147,600
                                                                       ------------     ------------
                                                                            203,590          202,100
                                                                       ------------     ------------

Managed Health Care          9,187   TENET HEALTHCARE CORP COM              301,422          136,335
                                                                       ------------     ------------

Pharmaceuticals              2,200   AMERICAN PHARMACEU PTN COM              47,344           47,401
                            11,700   BRISTOL MYERS SQUIBB COM               322,971          298,818
                             3,000   FOREST LABS INC COM                    166,770          152,160
                             2,800   GLAXOSMITHKLINE PLC SPON ADR           149,654          113,456
                             1,700   ICN PHARMACEUTICAL NEW COM              48,178           14,875
                             4,200   KING PHARMACEUTICALS COM               102,397           52,962
                             4,900   LILLY ELI & CO COM                     312,162          290,878
                             8,800   MERCK & CO INC COM                     580,934          511,984
                             3,600   NOVARTIS A G SPONSORED ADR             132,186          142,128
                             8,400   NOVO-NORDISK A S ADR                   311,328          304,920
                            17,500   PFIZER INC COM                         293,690          538,125
                             3,000   PHARMACEUTICAL RES COM                  85,550          131,850
                                 1   PHARMACIA CORP COM                        --                 34
                             3,000   PRIORITY HEALTHCARE CL B                70,553           66,447
                            13,000   QLT INC COM                            121,922          150,930
                            16,700   SCHERING PLOUGH CORP COM               534,711          302,270
                                                                       ------------     ------------
                                                                          3,280,350        3,119,238
                                                                       ------------     ------------

   TOTAL HEALTH CARE                                                      7,401,027        6,867,567         5.25%
                                                                       ------------     ------------        -----

INDUSTRIALS
Aerospace & Defense          2,000   AAR CORP COM                             9,040            7,760
                             8,200   BOEING CO COM                          324,836          223,696
                             2,500   CURTISS WRIGHT CORP COM                149,310          150,625
                             5,000   GENERAL MTRS CORP CLASS H               77,750           59,000
                             5,000   INVISION TECHNOLOGIES COM              115,766          119,150
                             4,400   RAYTHEON CO COM NEW                    146,124          131,692
                             5,000   ROCKWELL INTL CORP NEW COM             103,350          114,000
                             5,900   UNITED TECHNOLOGIES CP COM             395,551          364,679
                                                                       ------------     ------------
                                                                          1,321,727        1,170,602
                                                                       ------------     ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                                            Percent
Sectors and                 Shares                                                          Market           of Net
Industries                   Held         Company Name                     Cost             Value            Assets

Air Freight & Logistics      1,000   LANDSTAR SYSTEMS INC COM          $     54,520     $     62,130
                                                                       ------------     ------------

Building Products            4,000   CEMEX S A SPON ADR 5 ORD               118,090           91,400
                                                                       ------------     ------------

Construction & Farm
Machinery                    6,650   CATERPILLAR INC DEL COM                308,721          349,790
                                                                       ------------     ------------

Electrical Components        9,800   EMERSON ELEC CO COM                    510,086          496,860
& Equipment                 37,300   GENERAL ELEC CO COM                  1,049,611        1,086,245
                                                                       ------------     ------------
                                                                          1,559,697        1,583,105
                                                                       ------------     ------------

Employment Services          2,500   ITT EDUCATIONAL SVCS COM                56,180           70,000
                                                                       ------------     ------------

Industrial Conglomerates       700   3M COMPANY                              80,148           88,228
                            14,700   FLUOR CORP NEW COM                     446,449          508,179
                            25,000   TYCO INTL LTD NEW COM                  342,700          390,000
                                                                       ------------     ------------
                                                                            869,297          986,407
                                                                       ------------     ------------

Industrial Machinery         3,000   BARNES GROUP INC COM                    74,725           63,120
                             1,600   DANAHER CORP DEL COM                    89,752          110,368
                             1,500   FRANKLIN ELEC INC COM                   82,710           77,745
                             4,000   GRACO INC COM                          115,351          120,700
                            13,800   STANDEX INTL CORP COM                  300,028          291,318
                                                                       ------------     ------------
                                                                            662,566          663,251
                                                                       ------------     ------------

   TOTAL INDUSTRIALS                                                      4,950,798        4,976,685         3.80%
                                                                       ------------     ------------        -----

INFORMATION TECHNOLOGY
Application Software         2,000   MICROSOFT CORP COM                      50,680           49,520
                               400   SIEBEL SYSTEMS INC COM                  25,541            3,464
                                                                       ------------     ------------
                                                                             76,221           52,984
                                                                       ------------     ------------

Computer Storage             3,000   DRS TECHNOLOGIES INC COM                77,805           84,030
& Peripherals               16,000   E M C CORP MASS COM                    253,123          141,340
                                                                       ------------     ------------
                                                                            330,928          225,370
                                                                       ------------     ------------

Computer Hardware            9,700   HEWLETT PACKARD CO COM                 165,085          158,110
                             5,000   INTERNATIONAL BUS MACH COM             347,752          424,500
                            24,800   SUN MICROSYSTEMS INC COM               207,496           82,088
                                                                       ------------     ------------
                                                                            720,333          664,698
                                                                       ------------     ------------


BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                                            Percent
Sectors and                 Shares                                                          Market           of Net
Industries                   Held         Company Name                     Cost             Value            Assets

Electronic Equipment         2,500   CREE INC COM                      $     45,500     $     48,375
& Instruments                3,500   HERLEY INDUSTRIES INC DEL COM           52,920           56,289
                             2,000   L-3 COMMUNICATIONS HLDGS COM            92,420           88,800
                            23,200   MOTOROLA INC COM                       341,224          183,512
                            11,000   PERKINELMER INC COM                    263,839          109,120
                                                                       ------------     ------------
                                                                            795,903          486,096
                                                                       ------------     ------------

Internet Software            2,250   EXODUS COMMUNICATIONS COM               33,637             --
& Services                   1,140   VELOCITYHSI INC COM                       --               --
                            11,500   YAHOO INC COM                          141,025          284,855
                                                                       ------------     ------------
                                                                            174,662          284,855
                                                                       ------------     ------------

IT Consulting & Services     2,500   COMPUTER SCIENCES CORP COM             116,995           82,375
                             7,000   SUNGARD DATA SYS INC COM               160,230          145,750
                                                                       ------------     ------------
                                                                            277,225          228,125
                                                                       ------------     ------------

Networking Equipment        13,000   CISCO SYS INC COM                      223,671          187,200
                                                                       ------------     ------------

Semiconductors              10,000   INTEL CORP COM                         174,700          182,200
                             2,000   INTERNATL RECTIFIER CP COM              72,000           45,240
                             2,000   SEMTECH CORP COM                        32,640           31,800
                            14,000   TAIWAN SEMICONDUCTOR SPONS             123,070          117,180
                             1,700   TEXAS INSTRS INC COM                    70,015           31,433
                                                                       ------------     ------------
                                                                            472,425          407,853
                                                                       ------------     ------------

Telecommunications           1,500   ALLTEL CORP COM                         65,570           70,290
Equipment                   20,000   BCE INC COM                            326,263          396,400
                             7,000   SCIENTIFIC ATLANTA INC COM             152,680          113,750
                                                                       ------------     ------------
                                                                            544,513          580,440
                                                                       ------------     ------------

   TOTAL INFORMATION TECHNOLOGY                                           3,615,881        3,117,621         2.38%
                                                                       ------------     ------------        -----

MATERIALS
Aluminum                     6,000   ALCAN ALUMINIUM NEW COM                189,955          176,040
                             8,000   ALCOA INC                               62,360          179,840
                                                                       ------------     ------------
                                                                            252,315          355,880
                                                                       ------------     ------------

Diversified Chemicals        6,000   AKZO NOBEL NV ADR                      232,541          133,200
                             1,900   AVENTIS SPONSORED ADR                  141,797           95,646
                                                                       ------------     ------------
                                                                            374,338          228,846
                                                                       ------------     ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                                            Percent
Sectors and                 Shares                                                          Market           of Net
Industries                   Held         Company Name                     Cost             Value            Assets

Diversified Metals           5,000   ALLIANCE RES PARTNR LP UT         $    121,950     $    124,555
& Mining                    13,600   BHP BILLITON LTD SPONSORED             128,316          151,640
                                                                       ------------     ------------
                                                                            250,266          276,195
                                                                       ------------     ------------

Gold                         2,000   NEWMONT MINING CORP COM                 51,060           54,040
                                                                       ------------     ------------

   TOTAL MATERIALS                                                          927,979          914,961         0.70%
                                                                       ------------     ------------        -----

TELECOMMUNICATION SERVICES
Integrated                  11,800   BELLSOUTH CORP COM                     414,916          300,782
Telecommunication           34,200   CABLE & WIRELESS PLC SPONS             346,160          125,514
Services                     3,500   SBC COMMUNICATIONS INC COM              89,240           81,760
                             2,865   TELEFONICA S A SPONSORED A              98,379           95,261
                             6,500   VERIZON COMMUNICATIONS COM             270,013          242,970
                                                                       ------------     ------------

   TOTAL TELECOMMUNICATION SERVICES                                       1,218,708          846,287         0.65%
                                                                       ------------     ------------        -----

UTILITIES
Electric Utilities           2,000   CLECO CORP NEW COM                      26,542           30,000
                            15,000   CONSTELLATION ENERGY COM               403,837          437,200
                             5,000   DOMINION RES INC VA COM                258,582          295,900
                            27,350   DUKE ENERGY CORP COM                   633,253          481,086
                            20,000   DUKE ENERGY CORP CORP UNIT             397,650          282,000
                             6,000   EL PASO CORP                            34,872           45,000
                            11,700   ENERGY EAST CORP COM                   236,777          213,174
                             7,700   EXELON CORP COM                        380,016          408,408
                            14,500   FIRSTENERGY CORP COM                   455,312          489,085
                             3,500   FPL GROUP INC COM                      192,398          213,045
                             1,000   GREAT PLAINS ENERGY COM                 24,070           26,170
                             3,500   MDU RES GROUP INC COM                   88,685          104,160
                             5,000   NATIONAL FUEL GAS N J COM              106,680          117,300
                            10,812   PHILADELPHIA SUBN CORP COM             162,461          239,392
                             1,500   SCANA CORP COM                          43,155           47,610
                             4,300   SOUTH JERSEY INDS INC COM              137,681          150,414
                            45,500   TECO ENERGY INC COM                    854,246          490,945
                             2,500   TXU CORP COM                           101,162           49,800
                             8,000   XCEL ENERGY INC COM                    204,960          108,160
                                                                       ------------     ------------
                                                                          4,742,339        4,228,849
                                                                       ------------     ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                                            Percent
Sectors and                 Shares                                                          Market           of Net
Industries                   Held         Company Name                     Cost             Value            Assets

Gas Utilities               10,000   ATMOS ENERGY CORP COM             $    219,680     $    227,800
                                                                       ------------     ------------

Multi Utilities             14,700   GRUPO ELEKTRA SA DE CV SPO             278,104          158,613
& Unregulated Power          3,000   NCTAR COM                              119,910          129,600
                             2,000   PUBLIC SVC ENTERPRISE COM               75,682           76,940
                             7,000   SEMPRA ENERGY COM                      180,354          187,880
                                                                       ------------     ------------
                                                                            654,050          553,033
                                                                       ------------     ------------

Water Utilities              2,841   SOUTHWEST WTR CO COM                    31,738           34,660
                                                                       ------------     ------------

   TOTAL UTILITIES                                                        5,647,807        5,044,342         3.86%
                                                                       ------------     ------------        -----

TOTAL INVESTMENTS IN COMMON STOCKS                                     $ 48,029,562     $ 46,003,269        35.16%
                                                                       ============     ------------        -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                 Percent
                                         Shares                       Market      of Net
 Company Name                             Held         Cost           Value       Assets

PREFERRED STOCKS:
BARCLAYS BK PLC AM DEP NT                 9,800    $   250,293    $   249,116
BELLSOUTH CAP FDG CORP QUI               15,000        383,660        391,650
BNY CAP III PFD D7.05%SECS               10,000        252,200        253,900
CADBURY SCHWEPPES DEL PFD                 9,700        246,894        247,350
ESPIRITO SANTO OVERSEA PRE                9,600        248,448        246,240
FREEPORT-MCMORAN COP&G PFD                5,000         99,140        167,250
GRAND MET DEL L P PFD GTD                 9,000        244,800        244,350
ING CAP FUNDING TR II PFD                 2,800         76,590         78,120
NATIONAL WESTMINSTER SPON                 9,600        249,792        255,936
                                                   -----------    -----------

 TOTAL INVESTMENTS IN PREFERRED STOCKS             $ 2,051,817    $ 2,133,912      1.63%
                                                   ===========    -----------      ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
April 30, 2003
================================================================================

                                                                                 Market       Percent of
Industries                       Company Name                     Cost           Value        Net Assets

Short-term Investments      Evergreen Money Market Fund       $ 6,659,269    $   6,659,269        5.09%
                                                              ===========    -------------       -----

TOTAL INVESTMENTS - MARKET VALUE                                             $ 112,622,733       86.08%
                                                                             ==============      =====

Aggregate gross unrealized appreciation of security values                   $   8,301,733
Aggregate gross unrealized depreciation of security values                     (10,357,289)
                                                                             -------------
Net appreciation of security values                                             (2,055,556)
Tax cost of securities                                                         114,678,289
                                                                             -------------

Total market value of securities                                             $ 112,622,733
                                                                             =============

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES
April 30, 2003
================================================================================

                                                                             Market
                                                                            Value at
                                                                             End of
Description                                                                  Period

INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell, Rutherford
     and Wilkes Counties, NC                                                $ 350,000(a)
                                                                            ---------

TOTAL                                                                       $ 350,000
                                                                            =========

     Aggregate appreciation of investment land and buildings                $ 204,532
     Tax cost of investment land and buildings                                145,468
                                                                            ---------

     Market value of investment land and buildings                          $ 350,000
                                                                            =========

(a)   Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES
April 30, 2003
================================================================================

                                             Number of     Amount of Equity
                                           Shares Held At   In Net Profit     Amount of        Value at
                                              April 30,    And Loss for the   Dividends        April 30,
Issuer                                          2003           Period            (1)             2003

Broyhill Industries, Inc. - wholly owned
  subsidiary                                    1,000         $   4,234       $    --       $    579,287

P. B. Realty, Inc. - wholly owned
  subsidiary                                    1,000           693,597            --         25,600,488
                                                              ---------       ---------     ------------

TOTAL                                                         $ 697,831       $    --       $ 26,179,775
                                                              =========       =========     ============


(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item. 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5-6. [Reserved]

Item 7.  Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant carried out an evaluation under the supervision and with the participation of Registrant's management, including Registrant's
Chief Executive Officer and Chief Financial Officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures pursuant to Rule 30a-2(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subwequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Not applicable.

(b) A certification of each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registratnt has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By (Signature and Title)	/s/ D. E. Hendricks
				D. E. Hendricks
				Chief Financial Officer

Date:  June 27, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this rpeort has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul H. Broyhill
				Paul H. Broyhill
				President and Chief Executive Officer

Date:	June 27, 2003

By (Signature and Title)	/s/ D. E. Hendricks
				D. E. Hendricks
				Chief Financial Officer

Date:	June 27, 2003